Insurance contracts linked to pensions	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Insurance contracts linked to pensions	Insurance contracts linked to pensions
The detail of Insurance contracts linked to pensions in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Assets relating to insurance contracts covering post-employment benefit plan obligations:
Banco Santander, S.A.	93	104	149
	93	104	149